Salaries and social security expenses	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Salaries and social security expenses	Salaries and social security expenses

	2020	2019	2018
Wages and salaries (i)	89,662	104,400	105,931
Social security costs	27,430	30,888	29,865
Equity-settled share-based compensation	4,316	4,734	4,728
	121,408	140,022	140,524
(i)Includes US$ 27,544, US$ 32,714 and US$ 32,636, capitalized in Property, Plant and Equipment for the years 2020, 2019 and 2018, respectively.